Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following description of the Cintas Partners’ Plan (the Plan) provides only general information and is provided for general informational purposes only. Participants should refer to the Summary Plan Description for a more complete description of the Plan’s provisions.

General
Cintas Corporation (Cintas or the Company) established the Plan on June 1, 1991, upon the merger of the Cintas Corporation Profit-Sharing Plan and the Cintas Corporation Employee Stock Ownership Plan (the ESOP). Effective June 1, 1993, the Plan was amended to enable United States employees of the Company (the Participants) to make voluntary pretax contributions.

The Plan is a defined-contribution plan designed to comply with the appropriate regulations of the Internal Revenue Code of 1986 (the Code), as amended, and is subject to the applicable provisions of the Employee Retirement Income Security Act of 1974 (ERISA), as amended. Cintas is the Plan Administrator, Alight Solutions serves as the Recordkeeper and Fifth Third Bank serves as the Plan Trustee (the Trustee).

Eligibility and Participation
The Participants are generally eligible to participate in the tax-deferred contribution portion of the Plan after three months of service at which time Participants are automatically enrolled, unless they affirmatively decline to participate. The Participants are eligible to participate in all other portions of the Plan after reaching 1,000 hours of service. Eligible Participants will receive an allocation of the Company’s contributions following the end of the Company’s fiscal year (May 31), provided they are credited with at least 1,000 hours of service during the preceding Plan year and are employed by the Company on the last business day of the Company’s fiscal year (May 31).

Contributions
A Participant is permitted to make voluntary pretax contributions to the Plan in any whole percent of the Participant’s annual compensation from 1% to 75%. If no election is made, a participant is automatically enrolled at 3%. The automatic contribution will be invested in the Plan’s default fund (the T. Rowe Price Target Date Fund that corresponds to the Participant’s age at the time the 401(k) Contribution is made) if no other investment elections have been made. Contributions from Plan participants are recorded in the year in which the employee contributions are withheld from compensation. At its discretion, the Board of Directors of the Company may authorize a matching contribution of the Participants’ pretax contributions.

A Participant may rollover proceeds of a lump-sum distribution from another qualified plan or transfer proceeds of a distribution from certain individual retirement accounts into the Participant’s account. The Company’s profit-sharing and ESOP contributions are allocated to each eligible Participant’s profit-sharing contributions account and the ESOP contributions account, respectively, and are made at the discretion of the Company’s Board of Directors. All contributions are subject to certain limitations of the Code.

Participant Accounts
Each Participant’s account is credited with the Participant’s voluntary pretax contributions and an allocation of: (i) the Company’s profit-sharing contribution, (ii) the Company’s ESOP contribution, (iii) the Company’s matching contribution, and (iv) Plan earnings. Allocations for (i) and (ii) are based upon a point system, which takes into account compensation and years of service. The allocation for (iii) is equal to the eligible Participant’s pretax contributions multiplied by the matching contribution percentage, if any, determined by the
Company’s Board of Directors each year. The allocation for (iv) is based upon the ratio of each Participant’s account value to the total value within the respective fund as of the valuation date.

In 2020, the Plan was amended to allow Cintas to make a special allocation of any portion of the profit-sharing contributions as it determines in its sole discretion to all salaried and hourly non-exempt Participants who are otherwise entitled to receive a profit-sharing contribution.

Forfeitures
Forfeitures totaled $1,664,724 and $1,911,577 at December 31, 2025 and 2024, respectively, within the Plan. These funds may be used at the discretion of the Company; first, to restore forfeitures of Participants who are re-employed and next, to make administrative corrections and offset the cost of administration of the Plan. Thereafter, any remaining forfeitures may be used to reduce future Company contributions. No amounts were used to pay Plan expenses for the years ended December 31, 2025 and 2024. $3,000,102 and $2,217,469 in accumulated forfeitures were used to reduce Company contributions for the years ended December 31, 2025 and 2024, respectively.

Investment Elections
The ESOP’s only investment option is the Company’s common stock. The Company’s Board of Directors determines the contribution made to the ESOP. The Plan allows Participants to direct their ESOP contributions into one or more of the investment options of the Plan once they have three years of service with the Company. The Participants, through a proxy, direct Fifth Third Bank how to vote on this common stock. The Plan allows the Participants to direct their 401(k) deferral matching, rollover, and profit-sharing contributions into one or more of the investment options of the Plan.

Benefits and Vesting
The benefits to which the Participants are entitled cannot exceed the value of the Plan’s net assets available for benefits. Employee pretax contributions, rollover contributions, and Plan earnings thereon vest immediately. Participants’ vesting for their balances in the ESOP contributions account and profit-sharing contributions account are 100% vested after three years of vesting service, with no partial vesting.

A Participant is vested in his or her Company matching contribution account with the following schedule:

Years of Vesting Service	Percent Vested

Fewer than 2 years	0%
2 years but fewer than 3 years	20%
3 years but fewer than 4 years	40%
4 years but fewer than 5 years	60%
5 years or more	100%
Participant Loans
The Participants may borrow, from their eligible Plan contributions, a minimum of $500 up to a maximum of the lesser of 50% of the fair market value of the Participant’s pretax contributions account, rollover contributions account, and vested transfer contributions account or $50,000, less the Participant’s highest outstanding loan balance during the 12-month period immediately preceding the date of the loan. Loans bear interest at a rate of 1% over the Wall Street Journal prime rate as of the 15th day of the month prior to the first day of the month in which the loan is taken, and loan terms are not to be less than six months or greater than five years. The balance in the Participant’s account secures the loan.

Principal and interest are paid ratably through periodic payroll deductions. Outstanding loans become immediately due and payable if a Participant terminates employment.
Payment of Benefits
A Participant may receive a lump-sum amount of the vested portions of his or her account at any time after having been terminated from Cintas within a reasonable administrative period. The normal form of payment is a lump sum in cash; however, a Participant shall have the right to receive his or her vested account: (i) in monthly, quarterly, semiannual, or annual installment payments over a period of less than ten years or (ii) by a rollover distribution paid directly to an eligible retirement plan. In addition, a Participant may request to receive his or her ESOP contributions account and any other account in which the Participant has directed such funds to be invested in full shares of the Company’s common stock.

In-service withdrawals are available in certain limited circumstances, as defined by the Plan. Hardship withdrawals are allowed for Participants incurring an immediate and heavy financial need, as defined by the Plan. Hardship withdrawals are strictly regulated by the Internal Revenue Service (the IRS), and a Participant must exhaust all available loan options and available distributions prior to requesting a hardship withdrawal.

Administrative Expenses
The Plan’s administrative expenses are paid by either the Plan or the Company, as provided by the Plan’s provisions. Administrative expenses paid by the Plan include recordkeeping and trustee fees. Expenses relating to purchases, sales, or transfers of the Plan’s investments are charged to the particular investment fund to which the expenses relate. All other administrative expenses of the Plan that are not paid by the Plan are paid by the Company. Expenses that are paid by the Company are excluded from these financial statements.